Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Growth Opportunities Fund	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Limitation	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.23%
Class C Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.45%
Service Fees	0.25%
Shareholder Administration Fees	none
All Other Expenses	0.20%
Total Annual Fund Operating Expenses	2.12%
Fee Waiver and Expense Limitation	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.98%
Institutional Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Limitation	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.90%
Service Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Service Fees	none
Shareholder Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and Expense Limitation	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.40%
Investor Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Limitation	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.98%
Class R Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.62%
Fee Waiver and Expense Limitation	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.48%
Class R6 Shares
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and Expense Limitation	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.89%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate for the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Fund. These arrangements will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.